Inventory (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Inventory	$ 217,328		$ 217,328		$ 595,222
Estimated net realizable values	63,457	$ 0	120,931	$ 0
Research and development material	255,000
Veldona Pet cytoprotein member
Inventory	$ 133,707		$ 133,707		$ 0